Basic and Diluted Net Loss Per Share	12 Months Ended
Dec. 31, 2024
Basic and Diluted Net Loss Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE

NOTE 15:- BASIC AND DILUTED NET LOSS PER SHARE

The following table sets forth the computation of the Company’s basic and diluted net loss per Ordinary share:

	Year ended December 31,
	2022	2023	2024
Numerator:

Net loss	$(33,762)	$(29,157)	$(31,750)

Denominator:

Weighted-average shares used in computing net loss per share, basic and diluted	63,534,875	69,377,922	69,927,566

Net loss per share, basic and diluted	$(0.53)	$(0.42)	$(0.45)

The following securities were not included in the computation of diluted net loss per share, because to do so would have been anti-dilutive:

	Year ended December 31,
	2022	2023	2024

Outstanding share options	8,237,794	10,520,774	14,449,650
Unvested RSUs	924,867	813,268	857,899
Warrants	18,071,521	18,061,537	15,747,561

	27,234,182	29,395,579	31,055,110